Net Investment in Sales-type Leases (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Investment in Sales-type Leases [Abstract]
Interest income for sales-type leases	$ 1.0	$ 0.8	$ 0.5